SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - HKD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Profit (loss)		$ 74,052,870	$ (6,425,533)	$ (7,088,874)
Retirement plan costs		230,227	157,899	72,827
Government grants				$ 178,124
Deposit liabilities	800,000	800,000
Cash and bank balances at central banks	20,457,347	20,457,347	17,135,719
Other assets	800,000	800,000
Trade and other receivables	$ 8,049,392	$ 8,049,392	$ 17,082,085
Investment on project [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment in project for year	3 years
Investment on project [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment in project for year	5 years